                                 GRAUBARD MILLER
                              THE CHRYSLER BUILDING
                              405 LEXINGTON AVENUE
                            NEW YORK, N.Y. 10174-1901
                                 (212) 818-8800

FACSIMILE:                                                    DIRECT DIAL NUMBER
(212) 818-8881                                                    (212) 818-8638

                                                   June 28, 2005

VIA EDGAR AND FEDERAL EXPRESS

Mr. John Reynolds
Assistant Director
Office of Emerging Growth Companies
Division of Corporation Finance
Mail Stop 3561
United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re:    Juniper Partners Acquisition Corp.
                 Amendment No. 3 to Registration Statement on Form S-1
                 Filed May 27, 2005
                 File No. 333-123050
                 -------------------

Dear Mr. Reynolds:

     On behalf of Juniper Partners Acquisition Corp. ("Company"), we respond as follows to the Staff's comment letter received on June 20, 2005 relating to the above-captioned Registration Statement. Please be advised that in addition to responding to the Staff's comments, the Company has decreased the number of units underlying the representative's unit purchase option from 25,000 Series A
Units and/or 125,000 Series B Units to 12,500 Series A Units and/or 62,500
Series B Units in response to comments received from the National Association of
Securities Dealers, Inc. Captions and page references herein correspond to those set forth in Amendment No. 4 to the Registration Statement, a copy of which has been marked with the changes from Amendment No. 3. Via Federal Express, we are providing four (4) courtesy hard copies of such marked Amendment No. 4 to
William Bennett. Please note that for the Staff's convenience, we have repeated each of the Staff's comments in this letter and then provided the Company's response to each such comment immediately thereafter. We have also, where appropriate, indicated in the margins of the courtesy hard copies of the marked
Amendment No. 4 where in such amendment our responses to the Staff's comments are reflected.

GENERAL
-------

1.   IN THE EVENT THAT THE COMPANY HAS CIRCULATED A PRELIMINARY PROSPECTUS WITH
     RESPECT TO THIS OFFERING, PLEASE ADVISE THE STAFF AS TO THE VIEWS OF EACH
     OF THE COMPANY AND THE UNDERWRITER(S) AS TO THE NEED TO RE-CIRCULATE A
     REVISED PROSPECTUS THAT REFLECTS THE REVISIONS TO THE FORM OF PROSPECTUS
     THAT HAVE OCCURRED SINCE THE ORIGINAL CIRCULATION OF THE PRELIMINARY
     PROSPECTUS.

     The Company circulated a preliminary prospectus on March 1, 2005. The
Company and the underwriters do not believe that the changes made to the prospectus subsequent to this distribution are material to an investor's understanding of the terms of the offering. Accordingly, neither the Company nor the underwriters believe it is necessary to re-circulate a new preliminary prospectus.

RISK FACTORS, PAGE 10
---------------------

2.   PLEASE UPDATE THE DISCLOSURE IN THE SIXTH RISK FACTOR. YOUR REFERENCE TO
     THE NUMBER BLANK CHECK COMPANIES AND THE AMOUNT OF FUNDS HELD IN TRUST IS
     NO LONGER CURRENT. IN ADDITION, THE RISK FACTOR SHOULD BE REVISED TO
     INCLUDE REFERENCE TO NOT ONLY THOSE OFFERINGS WHICH ARE CURRENTLY SEEKING
     BUSINESS COMBINATION TRANSACTIONS, BUT ALSO THOSE PROPOSED OFFERINGS WHICH
     ARE CURRENTLY IN REGISTRATION WITH THE COMMISSION. PLEASE CONSULT WITH YOUR
     SOURCES AND REVISE AS APPROPRIATE.

     The Company is currently unaware of any offerings by blank check companies that have been declared effective by the Commission since the Company's prior filing. Accordingly, we do not believe the information in this risk factor needs to be updated with respect to the number of blank check offerings out of registration and the amount of funds held in trust. However, we have revised the risk factor so that it indicates that the Company may also face competition from numerous additional blank check offerings which are currently in registration with the Commission but have not completed their initial public offerings.

     If you have any questions, please do not hesitate to contact me at the above telephone and facsimile numbers.

                                                          Very truly yours,

                                                          /s/ Jeffrey M. Gallant

                                                          Jeffrey M. Gallant

cc:   Stuart B. Rekant
      Robert B. Becker
      Ira Scott Greenspan
      Brad L. Shiffman, Esq.
      David Alan Miller, Esq.